Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€)		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Sales of Goods		€ 64,225,000		€ 83,946,000
Sales of Services		11,706,000		7,947,000
Changes in inventories and raw	[1]	(47,090,000)		(55,749,000)
Employee benefits	[1]	(28,136,000)		(36,991,000)
Other operating expenses	[1]	(21,153,000)		(27,962,000)
Amortization and depreciation	[1]	(20,286,000)		(18,418,000)
Impairment of assets	[1]	2,449,000		(2,349,000)
Impairment of goodwill		0		(2,349,000)
Other income		(120,000)		527,000
Operating Loss	[1]	(38,405,000)		(49,049,000)
Total Assets		316,488,000	[2]	429,309,000	€ 353,066,000
Total Liabilities		280,350,000	[2]	331,710,000	€ 290,488,000
Operating segments [member]
Disclosure of operating segments [line items]
Sales of Goods		68,558,000		88,716,000
Sales of Services		11,868,000		8,139,000
Changes in inventories and raw		(51,423,000)		(60,560,000)
Employee benefits		(28,136,000)		(36,991,000)
Other operating expenses		(21,315,000)		(28,162,000)
Amortization and depreciation		(20,286,000)		(18,418,000)
Impairment of assets		2,449,000
Impairment of goodwill				(2,349,000)
Other income		(120,000)		527,000
Operating Loss		(38,405,000)		(49,098,000)
Total Assets		496,615,000		522,845,000
Total Liabilities		399,494,000		425,243,000
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Sales of Goods		53,425,000		75,400,000
Sales of Services		3,324,000		4,033,000
Changes in inventories and raw		(35,636,000)		(48,397,000)
Employee benefits		(23,611,000)		(30,233,000)
Other operating expenses		(17,111,000)		(22,937,000)
Amortization and depreciation		(19,049,000)		(16,972,000)
Impairment of assets		2,449,000
Impairment of goodwill				(2,349,000)
Other income		(122,000)		654,000
Operating Loss		(36,331,000)		(40,801,000)
Total Assets		452,274,000		359,396,000
Total Liabilities		359,798,000		373,956,000
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Sales of Goods		14,917,000		12,566,000
Sales of Services		8,382,000		3,890,000
Changes in inventories and raw		(15,634,000)		(11,635,000)
Employee benefits		(4,394,000)		(6,584,000)
Other operating expenses		(4,114,000)		(4,928,000)
Amortization and depreciation		(1,237,000)		(1,445,000)
Other income		(47,000)		(127,000)
Operating Loss		(2,127,000)		(8,263,000)
Total Assets		42,821,000		162,451,000
Total Liabilities		38,685,000		49,811,000
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Sales of Goods		216,000		750,000
Sales of Services		162,000		216,000
Changes in inventories and raw		(153,000)		(528,000)
Employee benefits		(131,000)		(174,000)
Other operating expenses		(90,000)		(297,000)
Amortization and depreciation				(1,000)
Other income		49,000
Operating Loss		53,000		(34,000)
Total Assets		1,520,000		998,000
Total Liabilities		1,011,000		1,476,000
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Sales of Goods		(4,333,000)		(4,770,000)
Sales of Services		(162,000)		(192,000)
Changes in inventories and raw		4,333,000		4,811,000
Other operating expenses		162,000		200,000
Operating Loss				49,000
Total Assets		(180,127,000)		(93,536,000)
Total Liabilities		€ (119,144,000)		€ (93,533,000)

[1]	Unaudited
[2]	Unaudited